Debt (Tables)	12 Months Ended
Jan. 02, 2016
Debt Disclosure [Abstract]
Schedule Of Long-Term Debt
The carrying value of the Company’s debt, including debt issuance costs, discounts, premiums and the remaining deferred gain from a terminated interest rate swap agreement, consisted of the following (in millions):

	January 2, 2016	January 3, 2015
Term Loan Due June 2015	$—	$500
Term Loan Due August 2015	—	250
Term Loan Due 2020	2,093	—
2016 Senior Notes	500	505
2018 Senior Notes	496	—
2020 Senior Notes	496	—
2023 Senior Notes	892	890
2025 Senior Notes	494	—
2043 Senior Notes	689	689
Yen-denominated Senior Notes Due 2017	68	68
Yen-denominated Senior Notes Due 2020	106	107
Yen-denominated credit facilities	54	54
Commercial paper borrowings	504	789
Total debt	6,392	3,852
Less: current debt obligations	1,163	1,593
Long-term debt	$5,229	$2,259

Schedule of Maturities of Long-term Debt
Contractual maturities of the Company's debt for the next five fiscal years and thereafter, excluding any debt issuance costs, discounts or premiums, as of January 2, 2016 were as follows (in millions):

	2016	2017	2018	2019	2020	After 2020
Future minimum principal payments	$1,163	$172	$579	$210	$2,101	$2,206